Nature of the Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Organization and Business
NOTE 1 — NATURE OF THE ORGANIZATION AND BUSINESS
Unless the context requires otherwise, references to “Carmell,” or the “Company” prior to the closing of the Business Combination (as defined below), are intended to refer to Carmell Therapeutics Corporation, a Delaware corporation, (“Legacy Carmell”), and, after the closing of the Business Combination, are intended to refer to Carmell Corporation, a Delaware corporation, and its consolidated subsidiaries.
Carmell Corporation is a

bio-aesthetics

company developing cosmetic skincare and haircare products that utilize the human platelet secretome to topically deliver proteins and growth factors to support skin and hair health. The Company’s product pipeline also includes innovative bone and wound healing products that are under development. Carmell’s operations are based in Pittsburgh, Pennsylvania. The Company operates as a single segment, and all of its operations are located in the United States. Carmell’s common stock, par value $0.0001 per share (the “Common Stock”), and Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 (the “Public Warrants”), trade on The Nasdaq Capital Market under the ticker symbols “CTCX” and “CTCXW”, respectively.
Business Combination
On July 14, 2023 (the “Closing Date”), the Company consummated a business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement, dated as of January 4, 2023 (the “Business Combination Agreement”), by and among Alpha Healthcare Acquisition Corp. III, a Delaware corporation and the predecessor of Carmell (“Alpha”), Candy Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and Legacy Carmell, pursuant to which Merger Sub merged with and into Legacy Carmell, with Legacy Carmell as the surviving company of the Business Combination. After giving effect to the Business Combination, Legacy Carmell became a wholly owned subsidiary of the Company. Pursuant to the Business Combination Agreement, on the Closing Date, Alpha changed its name to “Carmell Therapeutics Corporation” and Legacy Carmell changed its name to “Carmell Regen Med Corporation.” On August 1, 2023, the Company filed an amendment to its Third Amended and Restated Certificate of Incorporation with the Delaware Secretary of State to change its name to “Carmell Corporation.”
Pursuant to the Business Combination Agreement, at the effective time of the Business Combination (the “Effective Time”), (i) each outstanding share of common stock of Legacy Carmell (the “Legacy Carmell common stock”) was converted into the right to receive a number of shares of Common Stock equal to the applicable Exchange Ratio (as defined below); (ii) each outstanding share of preferred stock of Legacy Carmell was converted into the right to receive the aggregate number of shares of Common Stock that would be issued upon conversion of the underlying Legacy Carmell common stock, multiplied by the applicable Exchange Ratio; (iii) each outstanding option and warrant to purchase Legacy Carmell common stock was converted into an option or warrant, as applicable, to purchase a number of shares of Common Stock equal to the number of shares of Legacy Carmell common stock subject to such option or warrant multiplied by the applicable Exchange Ratio; and (iv) each outstanding share of Alpha Class A common stock, par value $0.0001 per share (“Class A Common Stock”), and each share of Alpha Class B common stock, par value $0.0001 per share (“Class B Common Stock”), was converted into one share of Common Stock. As of the Closing Date, the Exchange Ratio with respect to Legacy Carmell common stock was 0.06154 and the Exchange Ratio with respect to each outstanding derivative equity security of Legacy Carmell was between 0.06684 and 0.10070.
On July 11, 2023, the record date for the special meeting of Alpha’s stockholders to approve the Business Combination (the “Special Meeting”), there were (i) 15,444,103 shares of Class A Common Stock issued and outstanding and (ii) 3,861,026 shares of Class B Common Stock issued and outstanding and held by AHAC Sponsor III LLC, Alpha’s sponsor (the “Sponsor”). In addition, on the closing date of Alpha’s initial public offering (the “IPO”), Alpha had issued 455,000 warrants to purchase Class A Common Stock to the Sponsor in a private placement. Prior to the Special Meeting, holders of 12,586,223 shares of Alpha Class A Common Stock included in the units issued in Alpha’s IPO (excluding 1,705,959 shares of the Class A Common Stock purchased by Meteora (as defined below) directly from the redeeming stockholders under the Forward Purchase Agreement (as defined below)) exercised their right to redeem such shares for cash at a price of approximately $10.28 per share (net of the withholding for federal and franchise tax liabilities), for an aggregate redemption price of approximately $29,374,372. The redemption price was paid out of Alpha’s trust account, which, after taking into account the redemptions but before any transaction expense, had a balance of $29,376,282 at the Closing Date.
The Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States (“GAAP”), and under this method of accounting, Alpha was treated as the acquired company for financial reporting purposes, and Legacy Carmell was treated as the accounting acquirer. Operations prior to the Business Combination are those of Legacy Carmell. Unless otherwise noted, the Company has retroactively adjusted all common and preferred share and related share price information to give effect to the Exchange Ratio established in the Business Combination Agreement.
Forward Purchase Agreement
On July 9, 2023, Alpha and each of Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”) and Meteora Select Trading Opportunities Master, LP (“MSTO”) (with MCP, MSOF, and MSTO collectively as the “Sellers” or “Meteora”) entered into a forward purchase agreement (the “Forward Purchase Agreement”) providing for an over-the-counter

equity forward transaction relating to, prior to the Effective Time, the Class A Common Stock and, after the Effective Time, the Common Stock. Pursuant to the terms of the Forward Purchase Agreement, at the closing of the Business Combination, the Sellers purchased directly from the stockholders of Alpha 1,705,959 shares of Class A Common Stock (the “Recycled Shares”) at a price of $10.28 per share (the “Initial Price”), which is the price equal to the redemption price at which holders of Class A Common Stock were permitted to redeem their shares in connection with the Business Combination pursuant to Section 9.2(a) of Alpha’s Second Amended and Restated Certificate of Incorporation, as amended (the “Second Amended Charter”).
In accordance with the terms of the Forward Purchase Agreement, at the Closing Date, the Company paid to the Sellers an aggregate cash amount of $17,535,632, which was equal to the product of (a) the Recycled Shares and (b) the Initial Price. The settlement date will be the earliest to occur of (a) the first anniversary of the Closing Date and (b) after the occurrence of (i) a Delisting Event (as defined in the Forward Purchase Agreement) or (ii) a Registration Failure (as defined in the Forward Purchase Agreement), upon the date specified by Meteora in a written notice delivered to the Company at Meteora’s discretion (which settlement date shall not be earlier than the date of such notice). Any Recycled Shares not sold in accordance with the early termination provisions described below will incur a $0.50 per share termination fee payable by the Company to Meteora at settlement.
From time to time and on any date following the Business Combination (any such date, an “OET Date”) and subject to the terms and conditions below, Meteora may, in its absolute discretion, and so long as the daily volume-weighted average price (“VWAP Price”) of the Recycled Shares is equal to or exceeds the Reset Price (as defined in the Forward Purchase Agreement), terminate the transaction in whole or in part by providing written notice (an “OET Notice”) in accordance with the terms of the Forward Purchase Agreement. The effect of an OET Notice given shall be to reduce the number of shares by the number of Terminated Shares (as defined in the Forward Purchase Agreement) specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Company shall be entitled to an amount from Meteora, and Meteora shall pay to the Company an amount equal to the product of (a) the number of Terminated Shares multiplied by (b) the Initial Price in respect of such OET Date.
The Reset Price is initially $11.50 and subject to a $11.50 floor (the “Reset Price Floor”). The Reset Price will be adjusted on the first scheduled trading day of every week commencing with the first week following the seventh day after the closing of the Business Combination to be the lowest of (a) the then-current Reset Price, and (b) the prior week VWAP Price of the shares of Common Stock; provided that the Reset Price shall be no lower than the Reset Price Floor. On July 9, 2023, in connection with the Forward Purchase Agreement, the Sellers entered into a

Non-Redemption

Agreement with the Company, pursuant to which the Sellers agreed not to exercise redemption rights under the Second Amended Charter with respect to an aggregate of 100,000 shares of Common Stock.
Axolotl Biologix Acquisition
On August 9, 2023 (the “Merger Closing Date”), the Company completed the acquisition of Axolotl Biologix, Inc. (“AxoBio”) pursuant to an Agreement and Plan of Merger, dated July 26, 2023 (as amended, the “Merger Agreement”), by and among the Company, AxoBio, Aztec Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub I”), and Axolotl Biologix LLC, a wholly owned subsidiary of the Company (“Merger Sub II”). Upon the closing of the transactions contemplated by the Merger Agreement (the “Merger Closing”), (a) Merger Sub I merged with and into AxoBio, after which the separate corporate existence of Merger Sub I ceased, and AxoBio continued as the surviving corporation, and (b) AxoBio merged with and into Merger Sub II, after which AxoBio ceased to exist, and Merger Sub II survived as a wholly owned subsidiary of the Company (collectively, the “AxoBio Acquisition”). At the effective time of the AxoBio Acquisition (the “Merger Effective Time”), each share of AxoBio’s common stock, par value $0.001 per share (“AxoBio Common Stock”), (other than Dissenting Shares (as defined in the Merger Agreement) and shares held as treasury stock) issued and outstanding as of immediately prior to the Merger Effective Time was canceled and converted into the right to receive a pro rata share of:

•	$8,000,000 in cash (the “Closing Cash Consideration”), payable upon delivery of AxoBio’s audited financial statements;

•
3,845,337 shares of Common Stock and 4,243 shares of a newly designated series of Series A Convertible Voting Preferred Stock (the “Series A Preferred Stock”) issued upon the Merger Closing Date (the “Closing Share Consideration”); and

•
up to $9,000,000 in cash and up to $66,000,000 in shares of Common Stock that, in each case, were subject to the achievement of certain revenue targets and research and development milestones (the “Earnout”).

Axolotl Biologix Disposition
On March 20, 2024, the Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) with the former stockholders of AxoBio, including Burns Ventures, LLC, a Texas limited liability company (“BVLLC”), H. Rodney Burns, an individual resident of Texas (“Burns”), AXO XP, LLC, an Arizona limited liability company (“AXPLLC”), and Protein Genomics, LLC, a Delaware corporation (“PGEN” and together with BVLLC, Burns, and AXPLLC, collectively, the “Buyers” and each, a “Buyer”), providing for, upon the terms and subject to the conditions set forth therein, the sale by the Company of all outstanding limited liability company interests of AxoBio (the “AxoBio Disposition”) to the Buyers for aggregate consideration as described below. The AxoBio Disposition closed on March 26, 2024.
The consideration for the AxoBio Disposition consisted of (i) the Closing Share Consideration, initially issued as consideration to the Buyers under the Merger Agreement, (ii) cancellation of the notes payable to the Buyers in an aggregate principal amount of $8,000,000 issued as the Closing Cash Consideration in the AxoBio Acquisition and (iii) termination of the Company’s obligations with respect to the Earnout.
Risks and Uncertainties
Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia, as well as the conflict between Israel and Hamas, the ongoing effects of the

COVID-19

pandemic, and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.

NOTE 1 — NATURE OF THE ORGANIZATION AND BUSINESS
Unless the context requires otherwise, references to “Carmell,” or the “Company”) prior to the closing of the Business Combination (as defined below), are intended to refer to Carmell Therapeutics Corporation, a Delaware corporation, (“Legacy Carmell”), and, after the closing of the Business Combination, are intended to refer to Carmell Corporation, a Delaware corporation, and its consolidated subsidiaries.
Carmell Corporation is a
bio-aesthetics
company developing cosmetic skincare and haircare products that utilize the human platelet secretome to topically deliver proteins and growth factors to support skin and hair health. The Company’s product pipeline also includes innovative bone and wound healing products that are under development. Carmell’s operations are based in Pittsburgh, Pennsylvania. The Company operates as a single segment, and all of its operations are located in the United States. Carmell’s common stock, par value $0.0001 per share (the “Common Stock”) and Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 (the “Public Warrants”) trade on the Nasdaq Capital Market under the ticker symbols “CTCX” and “CTCXW”, respectively.
Business Combination
On July 14, 2023 (the “Closing Date”), the Company consummated a business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement, dated as of January 4, 2023 (the “Business Combination Agreement”), by and among Alpha Healthcare Acquisition Corp. III, a Delaware corporation and the predecessor of Carmell (“Alpha”), Candy Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and Legacy Carmell, pursuant to which Merger Sub merged with and into Legacy Carmell, with Legacy Carmell as the surviving company of the Business Combination. After giving effect to the Business Combination, Legacy Carmell became a wholly-owned subsidiary of the Company. Pursuant to the Business Combination Agreement, on the Closing Date, Alpha changed its name to “Carmell Therapeutics Corporation” and Legacy Carmell changed its name to “Carmell Regen Med Corporation.” On August 1, 2023, the Company filed an amendment to its Third Amended and Restated Certificate of Incorporation with the Delaware Secretary of State to change its name to “Carmell Corporation.”
Pursuant to the Business Combination Agreement, at the effective time of the Business Combination (the “Effective Time”), (i) each outstanding share of common stock of Legacy Carmell (the “Legacy Carmell common stock”) was converted into the right to receive a number of shares of Common Stock equal to the applicable Exchange Ratio (as defined below); (ii) each outstanding share of preferred stock of Legacy Carmell was converted into the right to receive the aggregate number of shares of Common Stock that would be issued upon conversion of the underlying Legacy Carmell common stock, multiplied by the applicable Exchange Ratio; (iii) each outstanding option and warrant to purchase Legacy Carmell common stock was converted into an option or warrant, as applicable, to purchase a number of shares of Common Stock equal to the number of shares of Legacy Carmell common stock subject to such option or warrant multiplied by the applicable Exchange Ratio; and (iv) each outstanding share of Alpha Class A common stock, par value $0.0001 per share (“Class A Common Stock”) and each share of Alpha Class B common stock, par value $0.0001 per share (“Class B Common Stock”) was converted into one share of Common Stock. As of the Closing Date, the Exchange Ratio with respect to Legacy Carmell common stock was 0.06154 and the Exchange Ratio with respect to each other outstanding derivative equity security of Legacy Carmell was between 0.06684 and 0.10070.
On July 11, 2023, the record date for the special meeting of Alpha’s stockholders to approve the Business Combination (the “Special Meeting”), there were (i) 15,444,103 shares of Class A Common Stock issued and outstanding and (ii) 3,861,026 shares of Class B Common Stock issued and outstanding and held by AHAC Sponsor III LLC, Alpha’s sponsor (the “Sponsor”). In addition, on the closing date of Alpha’s initial public offering (the “IPO”), Alpha had issued 455,000 warrants to purchase Class A Common Stock to the Sponsor in a private placement. Prior to the Special Meeting, holders of 12,586,223 shares of Alpha Class A Common Stock included in the units issued in Alpha’s IPO (excluding 1,705,959 shares of the Class A Common Stock purchased by Meteora (as defined below) directly from the redeeming stockholders under the Forward Purchase Agreement (as defined below)) exercised their right to redeem such shares for cash at a price of approximately $10.28 per share (net of the withholding for federal and franchise tax liabilities), for an aggregate redemption price of approximately $29,374,372. The per share redemption price was paid out of Alpha’s trust account, which, after taking into account the redemptions, but before any transaction expense, had a balance of $29,376,282 at the Closing Date .
The Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the Unites States (“GAAP”), and under this method of accounting, Alpha was treated as the acquired company for financial reporting purposes and Legacy Carmell was treated as the accounting acquirer. Operations prior to the Business Combination are those of Legacy Carmell. Unless otherwise noted, the Company has retroactively adjusted all common and preferred share and related share price information to give effect to the Exchange Ratio established in the Business Combination Agreement.

Forward Purchase Agreement
On July 9, 2023, Alpha and each of Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”) and Meteora Select Trading Opportunities Master, LP (“MSTO”) (with MCP, MSOF, and MSTO collectively as the “Sellers” or “Meteora”) entered into a forward purchase agreement (the “Forward Purchase Agreement”) providing for an over-the-counter
equity forward transaction relating to, prior to the Effective Time, the Class A Common Stock and, after the Effective Time, the Common Stock. Pursuant to the terms of the Forward Purchase Agreement, at the closing of the Business Combination, the Sellers purchased directly from the stockholders of Alpha 1,705,959 shares of Class A Common Stock (the “Recycled Shares”) at a price of $10.28 per share (the “Initial Price”), which is the price equal to the redemption price at which holders of Class A Common Stock were permitted to redeem their shares in connection with the Business Combination pursuant to Section 9.2(a) of Alpha’s Second Amended and Restated Certificate of Incorporation, as amended (the “Second Amended Charter”).
In accordance with the terms of the Forward Purchase Agreement, at the Closing Date, the Company paid to the Sellers an aggregate cash amount of $17,535,632, which was equal to the product of (a) the Recycled Shares and (b) the Initial Price. The settlement date will be the earliest to occur of (a) the first anniversary of the Closing Date and (b) after the occurrence of (i) a Delisting Event (as defined in the Forward Purchase Agreement) or (ii) a Registration Failure (as defined in the Forward Purchase Agreement), upon the date specified by Meteora in a written notice delivered to the Company at Meteora’s discretion (which settlement date shall not be earlier than the date of such notice). Any Recycled Shares not sold in accordance with the early termination provisions described below will incur a $0.50 per share termination fee payable by the Company to Meteora at settlement.
From time to time and on any date following the Business Combination (any such date, an “OET Date”) and subject to the terms and conditions below, Meteora may, in its absolute discretion, and so long as the daily volume-weighted average price (“VWAP Price”) of the Recycled Shares is equal to or exceeds the Reset Price (as defined in the Forward Purchase Agreement), terminate the transaction in whole or in part by providing written notice (an “OET Notice”) in accordance with the terms of the Forward Purchase Agreement. The effect of an OET Notice given shall be to reduce the number of shares by the number of Terminated Shares (as defined in the Forward Purchase Agreement) specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Company shall be entitled to an amount from Meteora, and Meteora shall pay to the Company an amount equal to the product of (a) the number of Terminated Shares multiplied by (b) the Initial Price in respect of such OET Date.
The Reset Price is initially $11.50 and subject to a $11.50 floor (the “Reset Price Floor”). The Reset Price will be adjusted on the first scheduled trading day of every week commencing with the first week following the seventh day after the closing of the Business Combination to be the lowest of (a) the then-current Reset Price, and (b) the prior week VWAP Price of the shares of Common Stock; provided that the Reset Price shall be no lower than the Reset Price Floor. On July 9, 2023, in connection with the Forward Purchase Agreement, the Sellers entered into a
Non-Redemption
Agreement with the Company pursuant to which the Sellers agreed not to exercise redemption rights under the Second Amended Charter with respect to an aggregate of 100,000 shares of Common Stock.
Axolotl Biologix Acquisition
On August 9, 2023 (“Merger Closing Date”), the Company completed the acquisition of Axolotl Biologix, Inc. (“AxoBio”) pursuant to an Agreement and Plan of Merger, dated July 26, 2023 (as amended, the “Merger Agreement”), by and among the Company, AxoBio, Aztec Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub I”), and Axolotl Biologix LLC, a wholly owned subsidiary of the Company (“Merger Sub II”). Upon the closing of the transactions contemplated by the Merger Agreement (the “Merger Closing”), (a) Merger Sub I merged with and into AxoBio, after which the separate corporate existence of Merger Sub I ceased and AxoBio continued as a the surviving corporation, and (b) AxoBio merged with and into Merger Sub II, after which AxoBio ceased to exist and Merger Sub II survived as a wholly owned subsidiary of the Company (collectively, the “AxoBio Acquisition”). At the effective time of the AxoBio Acquisition (the “Merger Effective Time”), each share of AxoBio’s common stock, par value $0.001 per share (“AxoBio Common Stock”), (other than Dissenting Shares (as defined in the Merger Agreement) and shares held as treasury stock) issued and outstanding as of immediately prior to the Merger Effective Time was canceled and converted into the right to receive a pro rata share of:

•	$8,000,000 in cash (the “Closing Cash Consideration”), payable upon delivery of AxoBio’s audited financial statements;

•
3,845,337 shares of Common Stock and 4,243 shares of a newly designated series of Series A Convertible Voting Preferred Stock (the “Series A Preferred Stock”) issued upon the Merger Closing Date (the “Closing Share Consideration”); and

•
up to $9,000,000 in cash and up to $66,000,000 in shares of ’Common Stock that, in each case, were subject to the achievement of certain revenue targets and research and development milestones (the “Earnout”).

Axolotl Biologix Disposition
On March 20, 2024, the Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) with the former stockholders of AxoBio, including Burns Ventures, LLC, a Texas limited liability company (“BVLLC”), H. Rodney Burns, an individual resident of Texas (“Burns”), AXO XP, LLC, an Arizona limited liability company (“AXPLLC”), and Protein Genomics, LLC, a Delaware corporation (“PGEN” and together with BVLLC, Burns, and AXPLLC, collectively, the “Buyers” and each, a “Buyer”), providing for, upon the terms and subject to the conditions set forth therein, the sale by the Company of all outstanding limited liability company interests of AxoBio (the “AxoBio Disposition”) to the Buyers for an aggregate consideration of as described below. The AxoBio Disposition closed on March 26, 2024. See Note 1 and Note 16 to the accompanying consolidated financial statements.
The consideration for the AxoBio Disposition consisted of (i) the Closing Share Consideration, initially issued as consideration to the Buyers under the Merger Agreement, (ii) cancellation of the notes payable by the Company to the Buyers in an aggregate principal amount of $8,000,000 as the Closing Cash Consideration and (iii) termination of the Company’s obligations with respect to the Earnout.
Risks and Uncertainties
Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the conflict between Israel and Hamas, the ongoing effects of the
COVID-19
pandemic, and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.